Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions Basis [Table Text Block]
Fees pursuant to the Management Agreement, the Shipmanagement Agreements and the Supervision Agreements were as follows:
	For the Years Ended May 29,
	(In thousands of U.S. Dollars, except of Variable, Sales and Acquisition fees)
	2010	2011	2012
Fixed fee	$0.575	$0.575	$0.7
Variable fee	1.00%	1.25%	1.25%
Supervision fee	$375	$375	$550
Sales fee	1.00%	1.00%	1.00%
Acquisition fee	1.00%	1.00%	1.00%

Fees pursuant to the Management Agreement, the Shipmanagement Agreements and the Supervision Agreements
Fees pursuant to the Management Agreement, the Shipmanagement Agreements and the Supervision Agreements are comprised of the following:
	Year Ended December 31,
	(In thousands of U.S. Dollars)
	2010	2011	2012
Fixed and Variable fees	$4,880	$6,026	$7,726
Supervision fees	938	2,113	1,375
Sales fees	330	-	-
Acquisition fees	1,840	1,348	1,810